Mineral, Royalty and Other Interests	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Mineral, Royalty and Other Interests
6 – Mineral, Royalty and Other Interests
A.  Carrying Amount
As of and for the year ended December 31, 2019:

	COST			ACCUMULATED DEPLETION

In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion 1	Depletion in Ending Inventory	Impairment	Ending	Carrying Amount
Aurizona, Brazil	$11,033	$58	$11,091	$310	$675	$-	$-	$985	$10,106
Bachelor Lake, Canada	24,029	4	24,033	23,564	469	-	-	24,033	-
Black Fox, Canada	37,799	18	37,817	28,091	1,321	-	-	29,412	8,405
Bracemac-McLeod, Canada	21,495	-	21,495	16,521	1,578	-	-	18,099	3,396
Chapada, Brazil	69,528	26	69,554	10,602	3,366	-	-	13,968	55,586
Diavik, Canada	53,111	-	53,111	23,569	7,256	-	2,448	33,273	19,838
Fruta del Norte, Ecuador	-	33,259	33,259	-	34	-	-	34	33,225
Hod Maden, Turkey	5,818	-	5,818	-	-	-	-	-	5,818
Houndé, Burkina Faso	45,036	65	45,101	4,478	4,037	-	-	8,515	36,586
Hugo North Extension and Heruga, Mongolia	35,351	-	35,351	-	-	-	-	-	35,351
Karma, Burkina Faso	26,289	-	26,289	9,873	3,375	-	-	13,248	13,041
Ming, Canada	20,070	-	20,070	9,866	1,189	-	-	11,055	9,015
Relief Canyon, United States	-	26,416	26,416	-	-	-	-	-	26,416
Santa Elena, Mexico	23,354	-	23,354	21,058	552	-	-	21,610	1,744
Yamana silver stream, Argentina	74,236	16	74,252	6,072	9,692	-	-	15,764	58,488
Other Royalties 2	209,579	862	210,441	128,518	3,193	-	212	131,923	78,518

Total 3	$656,728	$60,724	$717,452	$282,522	$36,737	$-	$2,660	$321,919	$395,533

1
Depletion during the period in the Consolidated Statements of Income (loss) of $37.8 million is comprised of depletion expense for the period of $36.7 million, and $1.1 million from depletion in ending inventory as at December 31, 2018.

2	Includes Mt. Hamilton, Prairie Creek, Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Thunder Creek, Hackett River, Lobo-Marte, Agi Dagi & Kirazli and others.
3
Mineral, Royalty and Other Interests includes assets accounted for under IFRS 6 (Exploration and Evaluation) of $56.4 million and assets accounted for under IAS 16 (Property, Plant and Equipment) of $339.1 million.

As of and for the year ended December 31, 2018:

	COST			ACCUMULATED DEPLETION

In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion 1	Depletion in Ending Inventory	Impairment	Ending	Carrying Amount
Aurizona, Brazil	$11,033	$-	$11,033	$310	$-	$-	$-	$310	$10,723
Bachelor Lake, Canada	24,009	20	24,029	23,183	381	-	-	23,564	465
Black Fox, Canada	37,791	8	37,799	26,831	1,260	-	-	28,091	9,708
Bracemac-McLeod, Canada	21,495	-	21,495	15,194	1,327	-	-	16,521	4,974
Chapada, Brazil	69,528	-	69,528	6,502	4,100	-	-	10,602	58,926
Diavik, Canada	53,111	-	53,111	17,872	5,697	-	-	23,569	29,542
Hod Maden, Turkey	5,818	-	5,818	-	-	-	-	-	5,818
Houndé, Burkina Faso	-	45,036	45,036	-	4,478	-	-	4,478	40,558
Hugo North Extension and Heruga, Mongolia	35,351	-	35,351	-	-	-	-	-	35,351
Karma, Burkina Faso	26,289	-	26,289	6,203	3,270	400	-	9,873	16,416
Ming, Canada	20,070	-	20,070	9,046	120	700	-	9,866	10,204
Santa Elena, Mexico	23,342	12	23,354	20,466	584	8	-	21,058	2,296
Yamana silver stream, Argentina	74,236	-	74,236	3,680	2,392	-	-	6,072	68,164
Other Royalties 2	203,198	1,577	204,775	115,298	3,941	-	4,475	123,714	81,061
Other 3	9,461	(4,657)	4,804	4,670	134	-	-	4,804	-
Total 4	$614,732	$41,996	$656,728	$249,255	$27,684	$1,108	$4,475	$282,522	$374,206

1
Depletion during the year in the Consolidated Statements of Income (loss) of $29.0 million is comprised of depletion expense for the year of $27.7 million, and $1.3 million from depletion in ending inventory as at December 31, 2017.

2	Includes Mt. Hamilton, Prairie Creek, Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Thunder Creek, Hackett River, Lobo-Marte, Agi Dagi & Kirazli and others.
3	Includes Koricancha Stream and other.
4
Mineral, Royalty and Other Interests includes assets accounted for under IFRS 6 (Exploration and Evaluation) of $58.1 million and assets accounted for under IAS 16 (Property, Plant and Equipment) of $316.1 million.

B.  Significant updates and other transactions
During the year ended December 31, 2019:
FRUTA DEL NORTE
On January 18, 2019, the Company acquired a 0.9% NSR royalty on precious metals produced from the Fruta del Norte gold project in Ecuador, currently under construction by Lundin Gold Inc. The NSR royalty was acquired from a private third party for $32.8 million in cash and covers all mining concessions held by Lundin Gold Inc. on the Fruta del Norte gold project.
RELIEF CANYON
On April 3, 2019, the Company entered into a $42.5 million financing package with Americas Gold and Silver Corp. (“Americas Gold”) which includes a $25 million precious metal stream and an NSR on the Relief Canyon gold project in Nevada, U.S.A. (“Relief Canyon” or the “Relief Canyon Project”), a $10 million convertible debenture and a $7.5 million private placement.
Under the terms of the precious metals stream, Sandstorm is entitled to receive 32,022 ounces of gold over a 5.5 year period beginning in April 2020 (the “Fixed Deliveries”). Under certain conditions, the starting date under the Fixed Deliveries may be extended by up to six months. After receipt of the Fixed Deliveries, the Company is entitled to purchase 4% of the gold and silver produced from the Relief Canyon Project for ongoing per ounce cash payments equal to
30%-65%
of the spot price of gold or silver, with the range dependent on the concession’s existing royalty obligations. In addition, Sandstorm will also receive a
1.4%-2.8%
NSR on the area surrounding the Relief Canyon mine. The $25 million precious metal stream advance was conditional upon commencement of construction of the project and other customary provisions and has been fully remitted as at December 31, 2019.
Americas Gold may elect to reduce the 4.0% Stream and NSR on the Relief Canyon Project by delivering 4,000 ounces of gold to Sandstorm (the “Purchase Option”). The Purchase Option may be exercised by Americas Gold at any time and is subject to a 10% annual premium. Upon exercising the Purchase Option, the 4.0% Stream will decrease to 2.0% and the NSR will decrease to 1.0%.
During the year ended December 31, 2018:
HOUNDÉ
On January 17, 2018, the Company acquired a 2% net smelter returns royalty (“NSR”) on the producing Houndé gold mine in Burkina Faso, owned and operated by Endeavour Mining Corporation. The royalty was acquired from Acacia Mining PLC for $45 million in cash and covers the Kari North and Kari South tenements.
KORICANCHA
In August 2018, the Company disposed of its interest in the Koricancha Gold Stream. The fair value of the financial instruments received on disposal amounted to $4.3 million, resulting in a $0.4 million loss.

C.  Impairments
During the year ended December 31, 2019:
As a result of a continued decline in the price of diamonds, the Company estimated the recoverable amount of the Diavik royalty and recorded an impairment charge of $2.4 million. The recoverable amount of $19.8 million was determined using a discounted cash flow model in estimating the fair value less costs of disposal. This is a level 3 measurement due to the unobservable inputs in the model. Key assumptions used in the cash flow forecast were: a mine life of approximately 3 years, a diamond price ranging from $110 - $130 per carat and a 4% discount rate.
During the year ended December 31, 2018:
As a result of an update to the production profile of the Gualcamayo mine and the estimated future ounces expected from the royalty, the Company estimated the recoverable amount of its royalty investment and recorded an impairment charge of $4.5 million ($3.2 million, net of tax). The recoverable amount of $2.5 million was determined using a discounted cash flow model in estimating the fair value less costs of disposal. This is a level 3 measurement due to the unobservable inputs in the model. Key assumptions used in the cash flow forecast were: a 3 year mine life, a gold price of $1,300 and a 4% discount rate
.